Annual Total Returns	12 Months Ended
Dec. 31, 2024
Macquarie Tax-Free USA Short Term ETF | Class - Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Annual Return [Percent]	3.52%